CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current asset
Cash and cash equivalents	$ 2,371	$ 67,022
Prepaid expenses	8,075	66,301
Total current assets	10,446	133,323
Investments held in the Trust Account	11,972,268	37,570,177
Total Assets	11,982,714	37,703,500
LIABILITIES, TEMPORARY EQUITY AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	647,388	379,785
Excise tax payable	265,380
Income tax payable	104,681	291,112
Notes payable - Sponsor, at cost	1,302,425	318,582
Convertible Note payable - Sponsor at fair value (cost: $3,461,944 at September 30, 2023 and December 31, 2022)	1,802,563	1,037,272
Total current liabilities	4,122,437	2,026,751
Deferred tax liability		46,496
Deferred underwriting compensation	5,192,916	5,192,916
Warrant liability		311,575
Warrant liability - Private Placement Warrants	17,512	11,675
Warrant liability - Public Warrants	549,584	311,575
Total liabilities	9,882,449	7,589,413
Commitments and Contingencies (Note 5)
Class A Common Stock subject to possible redemption; 1,090,718 and 3,539,809 shares at redemption value of $11.03 and $10.52 per share as of September 30, 2023 and December 31, 2022, respectively	12,033,190	37,247,257
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 2,712,438 and 583,743 issued and outstanding (excluding 1,090,718 and 3,539,809 shares subject to possible redemption, as of September 30, 2023 and December 31, 2022, respectively)	271	58
Class B common stock, par value $0.0001; 10,000,000 shares authorized; 2,371,813 and 4,500,528 issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	237	450
Accumulated deficit	(9,933,433)	(7,133,678)
Total Stockholders' Deficit	(9,932,925)	(7,133,170)
Total Liabilities, Temporary Equity and Stockholders' Deficit	$ 11,982,714	$ 37,703,500